Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares		September 30, 2024 Fair Value
	Common Stock – 109.70%
	United States – 71.30%
	Aerospace / Defense – 1.47%
25,936	TransDigm Group, Inc.		$37,014,044
	Aerospace / Defense - Equipment– 0.47%
43,954	General Electric Co.		8,288,845
46,324	Loar Holdings, Inc.*		3,455,307
			11,744,152
	Applications Software – 4.23%
94,173	Elastic NV*		7,228,719
230,895	Microsoft Corp.	(a)	99,354,119
			106,582,838
	Building Products - Cement / Aggregate – 2.85%
76,820	Martin Marietta Materials, Inc.	(a)	41,348,365
121,443	Vulcan Materials Co.	(a)	30,412,971
			71,761,336
	Coatings / Paint – 0.67%
44,435	The Sherwin-Williams Co.		16,959,506
	Commercial Services – 1.36%
33,248	Cintas Corp.	(a)	6,845,098
92,121	Quanta Services, Inc.	(a)	27,465,876
			34,310,974
	Commercial Services - Finance – 1.31%
229,471	Block, Inc.*		15,404,388
1,042,346	Marqeta, Inc., Class A*		5,128,342
24,266	S&P Global, Inc.	(a)	12,536,301
			33,069,031
	Computer Aided Design – 4.14%
215,870	Cadence Design Systems, Inc.*	(a)	58,507,246
90,305	Synopsys, Inc.*	(a)	45,729,549
			104,236,795
	Computers – 1.39%
294,407	Dell Technologies, Inc., Class C		34,899,006
	E-Commerce / Products – 7.13%
963,243	Amazon.com, Inc.*	(a)	179,481,068
	E-Commerce / Services – 3.05%
213,831	Expedia Group, Inc.*	(a)	31,651,265
601,325	Uber Technologies, Inc.*	(a)	45,195,587
			76,846,852
	Electric - Generation – 1.98%
192,283	Constellation Energy Corp.	(a)	49,997,426

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 2.97%
325,301	Analog Devices, Inc.	(a)	$74,874,531
	Electronic Connectors – 0.88%
338,384	Amphenol Corp., Class A	(a)	22,049,101
	Enterprise Software / Services – 0.96%
327,326	SS&C Technologies Holdings, Inc.		24,290,862
	Finance - Credit Card – 4.23%
105,155	Mastercard, Inc., Class A	(a)	51,925,539
198,835	Visa, Inc., Class A	(a)	54,669,683
			106,595,222
	Finance - Other Services – 1.58%
248,414	Intercontinental Exchange, Inc.	(a)	39,905,225
	Independent Power Producer – 1.47%
312,767	Vistra Corp.		37,075,400
	Internet Content - Entertainment – 7.92%
348,640	Meta Platforms, Inc., Class A	(a)	199,575,482
	Medical - Biomedical / Genetics – 3.20%
460,936	Akero Therapeutics, Inc.*	(a)	13,224,254
1,036,408	BioCryst Pharmaceuticals, Inc.*		7,876,701
101,364	Blueprint Medicines Corp.*	(a)	9,376,170
266,896	Keros Therapeutics, Inc.*		15,498,651
89,394	Sarepta Therapeutics, Inc.*		11,164,417
423,574	Ultragenyx Pharmaceutical, Inc.*		23,529,536
			80,669,729
	Medical - Drugs – 0.59%
556,154	ORIC Pharmaceuticals, Inc.*		5,700,579
329,949	PMV Pharmaceuticals, Inc.*		491,624
164,638	Rhythm Pharmaceuticals, Inc.*		8,625,385
			14,817,588
	Private Equity – 0.60%
349,239	The Carlyle Group, Inc.	(a)	15,038,231
	REITs - Diversified – 2.64%
62,077	American Tower Corp.		14,436,627
58,504	Equinix, Inc.		51,929,906
			66,366,533
	Retail - Apparel / Shoes – 1.39%
232,977	Ross Stores, Inc.	(a)	35,065,368
	Retail - Building Products – 0.68%
63,338	Lowe’s Cos., Inc.		17,155,097

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Retail - Major Department Stores – 2.75%
590,114	The TJX Cos., Inc.	(a)	$69,362,000
	Retail - Restaurants – 0.70%
140,594	Chipotle Mexican Grill, Inc.*	(a)	8,101,026
68,086	Yum! Brands, Inc.	(a)	9,512,295
			17,613,321
	Semiconductor Equipment – 8.69%
253,788	Applied Materials, Inc.	(a)	51,277,865
126,083	KLA Corp.	(a)	97,639,936
60,616	Lam Research Corp.	(a)	49,467,505
152,104	Teradyne, Inc.		20,371,289
			218,756,595
	Total United States (Cost $925,526,862)		$1,796,113,313

	Brazil – 0.29%
	Finance - Investment Banker / Broker – 0.29%
412,779	XP, Inc., Class A	(a)	7,405,255
	Total Brazil (Cost $10,361,932)		$7,405,255

	China – 7.02%
	Auto - Cars / Light Trucks – 2.30%
746,000	BYD Co., Ltd., Class H		27,256,492
3,409,195	Full Truck Alliance Co., Ltd. - Sponsored ADR		30,716,847
			57,973,339
	E-Commerce / Products – 1.12%
706,325	JD.com, Inc., Class A - Sponsored ADR		28,253,000
	E-Commerce / Services – 1.69%
1,924,900	Meituan, Class B*		42,624,113
	Real Estate Management / Services – 1.23%
1,550,118	KE Holdings, Inc. - Sponsored ADR		30,862,850
	Schools – 0.68%
225,161	New Oriental Education & Technology Group, Inc. - Sponsored ADR		17,076,210
	Total China (Cost $131,518,523)		$176,789,512

	France – 8.23%
	Aerospace / Defense - Equipment – 8.23%
541,421	Airbus SE		79,290,066
543,812	Safran SA		128,121,104
			207,411,170
	Total France (Cost $130,287,173)		$207,411,170

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(continued)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	Germany – 5.64%
	Aerospace / Defense – 1.33%
107,039	MTU Aero Engines AG		$33,449,045
	Athletic Footwear – 1.21%
114,623	adidas AG		30,433,358
	Machinery-Electric Utilities – 3.10%
2,117,720	Siemens Energy AG*		78,160,330
	Total Germany (Cost $105,004,157)		$142,042,733

	Hong Kong – 0.87%
	Casino Hotels – 0.87%
4,381,000	Galaxy Entertainment Group, Ltd.		22,024,854
	Total Hong Kong (Cost $25,091,931)		$22,024,854

	Japan – 5.23%
	Audio / Video Products – 3.15%
4,081,000	Sony Group Corp.		79,243,411
	Machinery-Electric Utilities – 1.60%
1,527,800	Hitachi, Ltd.		40,384,590
	Web Portals / ISP – 0.48%
4,104,803	LY Corp.		12,032,606
	Total Japan (Cost $101,284,856)		$131,660,607

	Netherlands – 3.61%
	Medical - Biomedical / Genetics – 1.05%
48,896	Argenx SE - Sponsored ADR*		26,505,544
	Semiconductor Equipment – 2.56%
77,312	ASML Holding NV		64,420,224
	Total Netherlands (Cost $74,373,423)		$90,925,768

	Taiwan – 5.42%
	Semiconductor Components - Integrated Circuits – 5.42%
785,435	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR		136,406,496
	Total Taiwan (Cost $94,203,360)		$136,406,496

	Uruguay – 2.09%
	E-Commerce / Services – 2.09%
25,596	MercadoLibre, Inc.*	(a)	$52,521,968
	Total Uruguay (Cost $19,782,567)		$52,521,968
	Total Common Stock (Cost $1,617,434,784)		$2,763,301,676

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)(concluded)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	Total Investments in Securities (Cost $1,617,434,784) – 109.70%	$2,763,301,676
	Total Purchased Options ( Cost $233,832,887) - 11.40%	287,165,865
	Total Securities Sold, Not Yet Purchased (Proceeds $1,137,684,293) - (48.19)%	(1,213,846,290)
	Other Assets, in Excess of Liabilities – 27.09%**	682,298,326
	Members’ Capital – 100.00%	$2,518,919,577

(a)	Partially or wholly held in a pledge account at the Bank of New York Mellon (“Custodian”), the assets of which are pledged as collateral for securities sold, not yet purchased.
*	Non-income producing security
**	Includes $109,391,285 invested in U.S. Dollar Cash Reserve Account held by the Custodian, which is 4.34% of Members’ Capital, and foreign currency with a U.S. Dollar value of $11 held in a Foreign Cash Account with the Custodian which is 0.00%*** of Members’ Capital. $50,759,991 of those amounts are held as restricted cash and are in a segregated account with the Custodian, primarily as collateral for swap contracts, in each case as at September 30, 2024.
***	Less than 0.01%
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2024 Fair Value
			Purchased Options – 11.40%
			Equity Options – 11.28%
			Equity Call Options – 7.83%
			United States – 7.55%
			Applications Software - 1.12%
$142,762,500	3,525	11/15/2024 $405	Microsoft Corp.	$11,958,562
73,926,000	999	11/15/2024 $740	ServiceNow, Inc.	16,493,490
				28,452,052
			Auto - Cars / Light Trucks - 1.62%
126,900,000	5,640	12/20/2024 $225	Tesla, Inc.	28,989,600
67,680,000	2,820	12/20/2024 $240	Tesla, Inc.	11,801,700
				40,791,300
			Casino Hotels - 0.50%
22,500,000	5,625	12/20/2024 $40	Las Vegas Sands Corp.	6,173,438
34,773,750	4,215	11/15/2024 $82.50	Wynn Resorts, Ltd.	6,238,200
				12,411,638
			E-Commerce / Products - 0.50%
94,095,000	5,535	12/20/2024 $170	Amazon.com, Inc.	12,578,288
			E-Commerce / Services - 1.35%
64,750,000	175	1/17/2025 $3,700	Booking Holdings, Inc.	11,046,000
52,260,000	5,226	11/15/2024 $100	DoorDash, Inc., Class A	22,916,010
				33,962,010
			Electronic Component - Semiconductor - 2.06%
52,078,200	3,567	12/20/2024 $146	Broadcom, Inc.	11,396,565
232,639,000	21,149	12/20/2024 $110	NVIDIA Corp.	40,447,462
				51,844,027
			Hotels & Motels - 0.40%
64,932,000	3,092	4/17/2025 $210	Hilton Worldwide Holdings, Inc.	10,095,380
			Total United States (Cost $133,697,431)	$190,134,695

			Taiwan - 0.28%
			Semiconductor Components - Integrated Circuits - 0.28%
115,500,000	6,600	11/15/2024 $175	Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	7,111,500
			Total Taiwan (Cost $6,693,319)	$7,111,500
			Total Equity Call Options (Cost $140,390,750)	$197,246,195

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Purchased Options (Unaudited)(concluded)

Notional Amount (USD)	Contracts	Expiration Date Strike Price		September 30, 2024 Fair Value
			Purchased Options – (continued)
			Equity Options – (continued)
			Equity Put Options - 3.45%
			United States - 3.45%
			Growth & Income - Large Cap - 0.81%
$1,198,652,000	23,051	3/21/2025 $520	SPDR S&P 500 ETF Trust	$20,365,559
			Sector Fund - Technology - 2.64%
1,430,604,000	32,440	3/21/2025 $441	Invesco QQQ Trust Series 1	34,126,880
1,034,540,000	22,490	3/21/2025 $460	Invesco QQQ Trust Series 1	32,498,050
				66,624,930
			Total United States (Cost $90,867,988)	$86,990,489
			Total Equity Put Options (Cost $90,867,988)	$86,990,489
			Total Equity Options (Cost $231,258,738)	$284,236,684

			Currency Put Options - 0.12%
			United States - 0.12%
4,383,928	81,183,851	12/20/2024 $5.40	USD-BRL	2,878,617
14,676,240	193,108,415	12/20/2024 $7.60	USD-CNH	50,564
			Total United States (Cost $2,574,149)	$2,929,181
			Total Currency Put Options (Cost $2,574,149)	$2,929,181
			Total Purchased Options (Cost $233,832,887)	$287,165,865

ADR	American Depository Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depository Receipt
USD	United States Dollar

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2024 Fair Value
	Securities Sold, Not Yet Purchased – 48.19%
	Common Stock – 48.19%
	United States – 39.88%
	Advertising Agencies – 0.51%
125,267	Omnicom Group, Inc.	$12,951,355
	Advertising Services – 0.44%
349,166	The Interpublic Group of Cos., Inc.	11,044,121
	Aerospace / Defense – 0.25%
42,297	The Boeing Co.*	6,430,836
	Airlines – 1.20%
1,270,287	American Airlines Group, Inc.*	14,278,026
282,069	United Airlines Holdings, Inc.*	16,094,857
		30,372,883
	Apparel Manufacturers – 0.14%
496,660	Hanesbrands, Inc.*	3,650,451
	Auto - Cars / Light Trucks – 5.99%
1,382,243	Ford Motor Co.	14,596,486
520,668	Tesla, Inc.*	136,222,369
		150,818,855
	Beverages - Non-Alcoholic – 0.69%
331,334	Monster Beverage Corp.*	17,285,695
	Broadcast Services / Programs – 0.07%
217,226	Warner Bros Discovery, Inc.*	1,792,115
	Cable / Satellite TV – 1.02%
79,024	Charter Communications, Inc., Class A*	25,610,098
	Cellular Telecommunications – 1.14%
138,738	T-Mobile US, Inc.	28,629,974
	Commercial Banks – 0.83%
142,435	Cathay General Bancorp	6,117,583
111,147	East West Bancorp, Inc.	9,196,303
617,655	Valley National Bancorp	5,595,954
		20,909,840
	Commercial Services - Finance – 1.18%
107,719	Global Payments, Inc.	11,032,580
138,135	H&R Block, Inc.	8,778,479
127,171	PayPal Holdings, Inc.*	9,923,153
		29,734,212
	Computer Data Security – 0.85%
105,080	Qualys, Inc.*	13,498,577
89,809	Rapid7, Inc.*	3,582,481
106,868	Tenable Holdings, Inc.*	4,330,291
		21,411,349

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Computer Services – 1.15%
321,640	Cognizant Technology Solutions Corp. Class A	$24,824,175
21,321	EPAM Systems, Inc.*	4,243,519
		29,067,694
	Computer Software – 0.50%
245,979	C3.ai, Inc., Class A*	5,960,071
170,413	Dropbox, Inc., Class A*	4,333,602
79,449	Teradata Corp.*	2,410,483
		12,704,156
	Consumer Products - Miscellaneous – 0.58%
102,570	Kimberly-Clark Corp.	14,593,660
	Cruise Lines – 0.18%
246,738	Carnival Corp.*	4,559,718
	Electronic Components - Semiconductors – 6.55%
195,159	GLOBALFOUNDRIES, Inc.*	7,855,150
337,394	Microchip Technology, Inc.	27,089,364
253,788	Micron Technology, Inc.	26,320,353
10,984	Monolithic Power Systems, Inc.	10,154,708
480,984	NVIDIA Corp.	58,410,697
170,501	Texas Instruments, Inc.	35,220,392
		165,050,664
	Enterprise Software / Services – 0.51%
60,870	Veeva Systems, Inc., Class A*	12,774,787
	Food - Miscellaneous / Diversified – 2.87%
362,326	Campbell Soup Co.	17,724,988
286,267	Conagra Brands, Inc.	9,309,403
351,682	General Mills, Inc.	25,971,715
550,298	The Kraft Heinz Co.	19,320,963
		72,327,069
	Hotels & Motels – 1.02%
196,658	Choice Hotels International, Inc.	25,624,537
	Internet Security – 0.62%
45,923	Palo Alto Networks, Inc.*	15,696,481
	Investment Management / Advisory Services – 1.18%
84,596	Franklin Resources, Inc.	1,704,609
256,274	T. Rowe Price Group, Inc.	27,915,927
		29,620,536
	Machinery - Farm – 0.20%
57,497	The Toro Co.	4,986,715

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – 0.88%
46,590	Amgen, Inc.	$15,011,764
105,776	Moderna, Inc.*	7,069,010
		22,080,774
	Medical - Drugs – 0.95%
152,405	Bristol-Myers Squibb Co.	7,885,435
100,060	Johnson & Johnson	16,215,723
		24,101,158
	Real Estate Management / Services – 1.13%
152,580	Anywhere Real Estate, Inc.*	775,106
100,524	CBRE Group, Inc., Class A*	12,513,228
143,144	CoStar Group, Inc.*	10,798,783
316,406	Cushman & Wakefield PLC*	4,312,614
		28,399,731
	REITs - Hotels – 0.34%
493,620	Host Hotels & Resorts, Inc.	8,687,712
	REITs - Office Property – 2.02%
126,253	Brandywine Realty Trust	686,816
474,102	Douglas Emmett, Inc.	8,329,972
102,192	Hudson Pacific Properties, Inc.	488,478
188,596	Kilroy Realty Corp.	7,298,665
269,157	SL Green Realty Corp.	18,736,019
387,760	Vornado Realty Trust	15,277,744
		50,817,694
	REITs - Storage – 1.03%
70,987	Public Storage	25,830,040
	Retail - Major Department Stores – 0.46%
514,882	Nordstrom, Inc.	11,579,696
	Retail - Miscellaneous / Diversified – 0.15%
278,261	Sally Beauty Holdings, Inc.*	3,776,002
	Retail - Regional Department Stores – 0.60%
408,790	Kohl’s Corp.	8,625,469
411,520	Macy’s, Inc.	6,456,749
		15,082,218
	Telephone - Integrated – 1.14%
693,964	AT&T, Inc.	15,267,208
297,979	Verizon Communications, Inc.	13,382,237
		28,649,445

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	United States – (continued)
	Transport - Services – 1.51%
29,590	CH Robinson Worldwide, Inc.	$3,265,848
126,872	FedEx Corp.	34,722,329
		37,988,177
	Total United States (Proceeds $943,516,049)	$1,004,640,448

	Canada – 0.46%
	Medical - Drugs – 0.00%
5,010	Canopy Growth Corp.*	24,148
	Private Equity – 0.46%
219,352	Brookfield Corp.	11,658,559
	Total Canada (Proceeds $9,639,691)	$11,682,707

	China – 3.16%
	Auto - Cars / Light Trucks – 0.51%
931,274	NIO, Inc. - Sponsored ADR*	6,220,911
528,878	XPeng, Inc. - Sponsored ADR*	6,441,734
		12,662,645
	E-Commerce / Products – 0.89%
211,491	Alibaba Group Holding, Ltd. - Sponsored ADR	22,443,425
	Internet Content - Information / Network – 1.42%
2,750,200	Kuaishou Technology*	19,420,466
285,400	Tencent Holdings, Ltd.	16,335,866
		35,756,332
	Metal Processors & Fabrication – 0.01%
668,528	China Zhongwang Holdings, Ltd.*	144,593
	Retail - Drug Stores – 0.02%
305,400	Ping An Healthcare and Technology Co., Ltd.*	570,106
	Wireless Equipment – 0.31%
2,723,000	Xiaomi Corp., Class B*	7,887,673
	Total China (Proceeds $74,042,259)	$79,464,774

	France – 0.95%
	Computer Services – 0.55%
64,486	Capgemini SE	13,958,504
	REITs - Shopping Centers – 0.40%
113,381	Unibail-Rodamco-Westfield SE	9,945,955
	Total France (Proceeds $18,409,463)	$23,904,459

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(continued)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	Germany – 0.40%
	Auto - Cars / Light Trucks – 0.40%
112,795	Bayerische Motoren Werke AG	$9,967,563
	Total Germany (Proceeds $9,584,729)	$9,967,563

	Hong Kong – 0.15%
	Electric - Integrated – 0.15%
578,500	Power Assets Holdings, Ltd.	3,708,954
	Total Hong Kong (Proceeds $3,940,158)	$3,708,954

	India – 0.14%
	Computer Services – 0.14%
158,618	Infosys, Ltd. - Sponsored ADR	3,532,423
	Total India (Proceeds $3,071,030)	$3,532,423

	Ireland – 0.59%
	Computer Services – 0.59%
42,170	Accenture PLC, Class A	14,906,252
	Total Ireland (Proceeds $14,207,246)	$14,906,252

	Netherlands – 0.61%
	Semiconductor Components - Integrated Circuits – 0.61%
64,011	NXP Semiconductors NV	15,363,280
	Total Netherlands (Proceeds $16,013,855)	$15,363,280

	Switzerland – 0.79%
	Computers - Peripheral Equipment – 0.32%
88,579	Logitech International SA	$7,948,194
	Electronic Components - Semiconductors – 0.16%
134,335	STMicroelectronics NV	3,993,779
	Medical - Drugs – 0.31%
69,059	Novartis AG - Sponsored ADR	7,943,166
	Total Switzerland (Proceeds $18,755,439)	$19,885,139

	Thailand – 0.46%
	Diversified Manufacturing Operations - 0.46%
49,348	Fabrinet*	11,667,841
	Total Thailand (Proceeds $11,797,262)	$11,667,841

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)(concluded)

Shares		September 30, 2024 Fair Value
	Common Stock – (continued)
	United Kingdom – 0.60%
	Electronic Components - Semiconductors - 0.60%
105,744	ARM Holdings PLC - Sponsored ADR*	15,122,450
	Total United Kingdom (Proceeds $14,707,112)	$15,122,450
	Total Common Stock (Proceeds $1,137,684,293)	$1,213,846,290
	Total Securities Sold, Not Yet Purchased (Proceeds $1,137,684,293)	$1,213,846,290

*	Non-income producing security
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date*		September 30, 2024 Unrealized Gain ***
	Swap Contracts - 3.64%
	Total Return Swap Contracts - Unrealized Gain - 4.86%
	United States – 4.23%
	Private Equity - 0.78%

$18,144,195	6/3/2027	The Carlyle Group, Inc.	$19,696,217
		Agreement with Morgan Stanley, dated 11/16/2017 to receive the total return of the shares of The Carlyle Group, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP - 3.45%

22,439,521	6/3/2027	Alphabet, Inc., Class A	86,839,477
		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Alphabet Inc., Class A in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$106,535,694

	Japan - 0.14%
	Audio / Video Products - 0.14%

(9,745,536)	12/24/2024	Sharp Corp.	3,538,749
		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$3,538,749

	Spain – 0.26%
	Building - Heavy Construction - 0.26%

6,469,606	1/4/2027	Cellnex Telecom SA	6,531,204
		Agreement with Morgan Stanley, dated 05/06/2015 to receive the total return of the shares of Cellnex Telecom SA in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$6,531,204

	Sweden – 0.02%
	Auto - Cars / Light Trucks - 0.02%

(2,229,418)	1/4/2027	Volvo Car AB, Class B	526,500
		Agreement with Morgan Stanley, dated 10/24/2022 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Sweden		$526,500

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2024 Unrealized Gain ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Gain - (continued)
	Taiwan – 0.03%
	Power Conversion / Supply Equipment - 0.03%

$17,509,868	1/27/2027	Delta Electronics, Inc.	$899,083
		Agreement with Morgan Stanley, dated 06/14/2023 to receive the total return of the shares of Delta Electronics, Inc, in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.25%**.
	Total Taiwan		$899,083

	United Kingdom – 0.18%
	Aerospace / Defense - 0.17%

28,626,584	12/16/2026	Rolls-Royce Holdings PLC	4,237,582
		Agreement with Morgan Stanley, dated 05/28/2024 to receive the total return of the shares of Rolls-Royce Holdings PLC in exchange for interest based on the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail - 0.01%

(3,542,257)	12/16/2026	Marks & Spencer Group PLC	246,964
		Agreement with Morgan Stanley, dated 02/16/2016 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$4,484,546
	Total Return Swap Contracts - Unrealized Gain****		$122,515,776

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(continued)

Notional Amount	Maturity Date*		September 30, 2024 Unrealized Loss ***
	Swap Contracts - (continued)
	Total Return Swap Contracts - Unrealized Loss - (1.22%)
	Australia - (0.13%)
	Commercial Banks - Non-US - (0.13%)

$(7,908,498)	12/27/2024	Commonwealth Bank of Australia	$(3,241,614)
		Agreement with Morgan Stanley, dated 02/24/2016 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$(3,241,614)

	Brazil – (0.26%)
	Finance - Other Services - (0.26%)

20,365,724	2/3/2026	B3 SA-Brasil Bolsa Balcao	(6,546,649)
		Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA-Brasil Bolsa Balcao in exchange for interest based on the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$(6,546,649)

	Japan – (0.68%)
	Office Automation & Equipment - (0.32%)

(19,478,516)	12/24/2024	Canon, Inc.	(5,655,630)
		Agreement with Morgan Stanley, dated 03/31/2020 to deliver the total return of the shares of Canon, Inc. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(8,961,273)	12/24/2024	Ricoh Co., Ltd.	(2,573,063)
		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.42%**.

			(8,228,693)
	Semiconductor Equipment - (0.36%)

(26,433,386)	12/24/2024	Advantest Corp.	(8,529,029)
		Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

(36,692,131)	12/24/2024	Tokyo Electron, Ltd.	(450,914)
		Agreement with Morgan Stanley, dated 11/10/2020 to deliver the total return of the shares of Tokyo Electron, Ltd. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.

			(8,979,943)
	Total Japan		$(17,208,636)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)(concluded)

Notional Amount	Maturity Date*		September 30, 2024 Unrealized Loss ***
	Taiwan – (0.03%)
	Electronic Components - Miscellaneous - (0.00%)
$(1,838,231)	1/27/2027	AUO Corp.	$(27,790)
		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AUO Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.75%**.

	Semiconductor Components - Integrated Circuits - (0.03%)

(5,146,471)	1/27/2027	Novatek Microelectronics Corp.	(223,758)
		Agreement with Morgan Stanley, dated 07/19/2023 to deliver the total return of the shares of Delta Electronics, Inc, in exchange for interest based on the Daily Fed Funds Effective Rate less 4.75%**.

(14,555,552)	1/27/2027	United Microelectronics Corp.	(452,081)
		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for interest based on the Daily Fed Funds Effective Rate less 0.40%**.
			(675,839)
	Total Taiwan		$(703,629)

	United Kingdom – (0.12%)
	Cosmetics & Toiletries - (0.12%)

(14,406,160)	1/4/2027	Unilever PLC	(3,130,665)
		Agreement with Morgan Stanley, dated 12/23/2019 to deliver the total return of the shares of Unilever PLC in exchange for interest based on the Daily Fed Funds Effective Rate less 0.35%**.

	Total United Kingdom		$(3,130,665)
	Total Return Swap Contracts - Unrealized Loss*****		$(30,831,193)
	Total Swap Contracts, net		$91,684,583

*	Per the terms of the executed swap agreement, no periodic payments were made. A single payment is made upon the maturity of each swap contract.
**	Financing rate is variable. Rate indicated is as of September 30, 2024.
***	The fair value of the Total Return Swap Contracts is the same as the unrealized gain/(loss). For this reason, fair value has not been separately shown. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts.
****	Includes all Total Return Swap Contracts in a gain position. The unrealized gain on these contracts are included as part of unrealized gain on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.
*****	Includes all Total Return Swap Contracts in a loss position. The unrealized loss on these contracts are included as part of unrealized loss on Total Return Swap Contracts in the Statement of Assets, Liabilities and Members’ Capital.

The following is a summary of the inputs used, as of September 30, 2024, in valuing the Company’s investments at fair value

Assets:		Liabilities:
Valuation Inputs		Valuation Inputs
Level 1 - Quoted Prices		Level 1 - Quoted Prices
Investments in Securities		Securities Sold, Not Yet Purchased
Common Stock	$2,763,301,676	Common Stock	$1,213,846,290
Equity Options	284,236,684	Equity Options	-
Level 2 - Other Significant		Level 2 - Other Significant
Observable Inputs		Observable Inputs
Total Return Swaps	122,515,776	Total Return Swaps	30,831,193
Currency Options	2,929,181	Currency Options	-
Level 3 - Other Significant		Level 3 - Other Significant
Unobservable Inputs	-	Unobservable Inputs	-
Total	$3,172,983,317	Total	$1,244,677,483
- 18 -